Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Three Months Ended June 30,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$16,038	1	2	-	(3)	16,038
Non-interest income	5,927	1,766	927	727	(589)	8,758

Total revenues	21,965	1,767	929	727	(592)	24,796

Provision for loan losses	1,150	-	-	-	-	1,150
Intangible amortization	45	-	158	298	-	501
Other operating expenses	14,891	617	767	738	(271)	16,742

Total expenses	16,086	617	925	1,036	(271)	18,393

Income (loss) before tax	5,879	1,150	4	(309)	(321)	6,403
Income tax	1,955	456	(3)	-	(453)	1,955
Net income (loss) attributable to noncontrolling interests
and Canandaigua National Corporation	3,924	694	7	(309)	132	4,448
Less: Net income (loss) attributable to noncontrolling interests	-	-	-	(108)	-	(108)
Net income (loss) attributable to
Canandaigua National Corporation	$3,924	694	7	(201)	132	4,556

Total identifiable assets	$1,825,096	10,831	17,031	12,434	(17,021)	1,848,371

Three Months Ended June 30,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$15,145	2	3	(5)	15,145
Non-interest income	5,685	784	1,013	(563)	6,919

Total revenues	20,830	786	1,016	(568)	22,064

Provision for loan losses	140	-	-	-	140
Intangible amortization	50	-	172	-	222
Other operating expenses	13,400	630	805	(222)	14,613

Total expenses	13,590	630	977	(222)	14,975

Income before tax	7,240	156	39	(346)	7,089
Income tax	2,045	69	(18)	(51)	2,045

Net income	$5,195	87	57	(295)	5,044

Total identifiable assets	$1,675,216	8,229	16,716	(10,267)	1,689,894

Six Months Ended June 30,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$29,968	5	6	(11)	29,968
Non-interest income	11,707	1,520	2,050	(1,166)	14,111

Total revenues	41,675	1,525	2,056	(1,177)	44,079

Provision for loan losses	890	-	-	-	890
Intangible amortization	100	-	344	-	444
Other operating expenses	27,356	1,201	1,549	(394)	29,712

Total expenses	28,346	1,201	1,893	(394)	31,046

Income before tax	13,329	324	163	(783)	13,033
Income tax	3,650	133	27	(160)	3,650

Net income	$9,679	191	136	(623)	9,383

Total identifiable assets	$1,675,216	8,229	16,716	(10,267)	1,689,894